PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid expenses consisted of the following
Prepaid equipment rental	$ 0	$ 1,533	$ 0
Prepaid insurance	7,686	10,848	0
Prepaid professional fees	2,072	4,144	0
Other prepaid expenses	315	579	0
Total prepaid expenses	$ 10,073	$ 17,104	$ 0